Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
Note 19. Subsequent Events
The Company has evaluated subsequent events through the date on which these condensed consolidated financial statements were available to be issued, and determined that the following subsequent events, other than those disclosed elsewhere in the condensed consolidated financial statements, are reportable:
On April 11, 2025, the Company entered into an advisory agreement for future services. The terms of the agreement require a non-refundable
advisory fee of $2.0 million paid upon execution of the contract in the form of 769,231 shares of common stock (the “Fee Shares”). The Fee Shares are subject to a one-year
lock up provision (the
“Lock-Up
Period”) which expires the earlier of one year from the date of the agreement or the date of a change of control as defined in the agreement. Prior to the expiration of the lock-up
period, the advisor may sell the common stock shares back to us or an affiliate as defined in Rule 405 under the Securities Act. The Fee Shares subject to the lock-up
provision are subject to adjustment if the dollar volume-weighted average price for the Company’s common stock (“VWAP”) 20 out of any 30 trading Days is at least $7.00 per share, then the
Lock-Up
Period shall be terminated with respect to fifty percent of the shares to be issued for the fee. Furthermore, if the VWAP of the common stock for 20 out of any 30 Trading Days is at least $10.00 per share, then the
Lock-Up
Period shall be terminated with respect to the other fifty percent of the Fee Shares, rounded up.

Note 17. Subsequent Events
The Company has evaluated subsequent events through March 11, 2025, the date on which these consolidated financial statements were available to be issued and has determined that the following subsequent events are reportable other than those disclosed elsewhere in the consolidated financial statements.
On January 13, 2025, the Company consummated the Merger (See Note 1 “Description of Business”).
On January 13, 2025, the Company entered into an advisory agreement, for a term of twelve months, related to a private placement backstop financing or other financings of the Company of equity or equity-linked securities with respect to the Company’s Merger. Under the terms of the agreement, the advisory fee of $
0.5
 million for capital market advisory services is due (1) $
0.3
 million upon the closing of the Merger with fifty-percent paid in cash and fifty percent paid in common stock of New Blaize; and
0.2
 million paid in two equal quarterly installments due at the end of each calendar quarter following the Merger with fifty percent of each quarterly payment being paid in cash and fifty precent paid in common stock of the Company. In addition, the Company entered into a warrant agreement, for a nominal upfront value, which allows the advisor to purchase
50
000 shares of common stock at a price of $
11.50
per share for a term of five years. On February 10, 2025, New Blaize issued the
50,000
common stock warrants.

During January 2025 the Company received $
15.4
 million in funding in accordance with the PIPE Subscription Agreements (see Note 1).